Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016		$ 316	$ 7,260,723	$ (8,409,096)	$ (1,148,057)
Balance, shares at Dec. 31, 2016		31,660,827
Common Stock Issued for Cash		$ 3	249,997		250,000
Common Stock Issued for Cash, shares		250,000
Common Stock Issued for Services		$ 1	12,499		12,500
Common Stock Issued for Services, shares		50,000
Warrants Issued for debt Amendment			16,556		16,556
Warrants Exercised			250		250
Warrants Exercised, shares		25,000
Options Expense			267,835		267,835
Net Income				288,983	288,983
Balance at Dec. 31, 2017		$ 320	7,807,860	(8,120,113)	(311,933)
Balance, shares at Dec. 31, 2017		31,985,827
Common Stock Issued for Cash		$ 12	799,988		800,000
Common Stock Issued for Cash, shares		1,300,000
Warrants Issued for debt Amendment			7,444		7,444
Options Expense			169,828		169,828
Warrants for Acquisition of Community Specialty Pharmacy, LLC			170,291		170,291
Net Income				9,038	9,038
Balance at Dec. 31, 2018		$ 332	$ 8,955,411	$ (8,111,075)	$ 844,668
Balance, shares at Dec. 31, 2018		33,285,827